CAPITAL STOCK (Details 3) - Consultant [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Grant-date share price	$ 0.10
Weighted average grant-date fair value	0.063
Exercise price	$ 0.10
Risk-free interest rates	3.31%
Expected life of options (in years)	2 years 8 months 23 days
Expected volatility of share price	139.99%
Expected dividend yield	0.00%